Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Leasehold Improvements [Member]
Property and Equipment, Estimated Useful Lives	Shorter of useful life or term of lease	Shorter of useful life or term of lease
Signage [Member]
Property and Equipment, Useful Life	5 years	5 years
Furniture and Equipment [Member]
Property and Equipment, Useful Life	5 years	5 years
Computer Equipment [Member]
Property and Equipment, Useful Life	5 years	5 years